Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

Accrued expenses consist of the following:

	As of
	December 31, 2015	December 31, 2014
Accrued compensation	$119,817	$128,135
Accrued rent	-	36,149
Accrued sales tax	6,298	37,484
Total accrued expenses	$126,115	$201,768